Investments in associates -Share of loss in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Share of income in associates	$ (629)	$ (1,667)	$ (1,416)
Sociedad Aeroportuaria KunturWasi S.A.
Disclosure of associates [line items]
Share of income in associates	(741)	(2,070)	(1,151)
Others
Disclosure of associates [line items]
Share of income in associates	$ 112	$ 403	$ (265)